Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 2,336	£ 2,250
Assets	54	68
Liabilities	(39)	(59)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,167	771
Assets	25	1
Liabilities	(15)	(23)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	694	795
Assets	13	22
Liabilities	(6)	(1)
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	475	684
Assets	16	45
Liabilities	(18)	(35)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	336	404
Assets	13	13
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	557	362
Assets	2	3
Liabilities	(6)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	502	577
Assets	29	51
Liabilities	(31)	(35)
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	555	434
Assets	6
Liabilities	(1)	(24)
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	386	473
Assets	4	£ 1
Liabilities	£ (1)